Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	180.033
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	180.033
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	224,042
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	224,042
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	404,075
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	$ 404,075